Quarterly portfolio holdings
John Hancock
Tax-Advantaged Dividend Income Fund
Closed-end U.S. equity
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 75.5% (51.9% of Total investments)		$706,037,820
(Cost $420,249,268)
Communication services 4.2%		39,104,301
Diversified telecommunication services 4.2%
AT&T, Inc. (A)(B)	746,849	17,364,239
Verizon Communications, Inc. (A)(B)	464,432	21,740,062
Consumer staples 1.4%		13,452,810
Tobacco 1.4%
Philip Morris International, Inc. (B)	70,500	13,452,810
Energy 11.6%		108,358,992
Oil, gas and consumable fuels 11.6%
BP PLC, ADR	570,450	25,795,749
Enbridge, Inc.	347,106	18,903,393
Kinder Morgan, Inc. (B)	760,000	24,456,800
Kinetik Holdings, Inc.	210,000	10,619,700
ONEOK, Inc. (B)	135,000	12,259,350
South Bow Corp.	440,000	16,324,000
Financials 2.1%		19,833,873
Banks 2.1%
Columbia Banking System, Inc.	198,333	6,201,873
Huntington Bancshares, Inc. (B)	800,000	13,632,000
Materials 1.9%		17,738,300
Chemicals 0.6%
LyondellBasell Industries NV, Class A (A)(B)	95,000	5,897,600
Containers and packaging 1.3%
International Paper Company (B)	290,000	11,840,700
Real estate 2.9%		26,905,547
Specialized REITs 2.9%
American Tower Corp. (B)	102,746	17,812,047
Millrose Properties, Inc., Class A	325,000	9,093,500
Utilities 51.4%		480,643,997
Electric utilities 28.7%
Alliant Energy Corp.	280,000	19,818,400
American Electric Power Company, Inc. (B)	215,000	27,487,743
Duke Energy Corp. (B)	208,000	26,089,440
Entergy Corp. (A)(B)	212,000	22,815,440
Evergy, Inc. (B)	266,920	22,157,029
Eversource Energy (B)	298,227	21,350,071
Exelon Corp. (B)	280,000	12,829,600
FirstEnergy Corp. (B)	460,000	22,222,600
OGE Energy Corp.	580,000	27,463,000
Pinnacle West Capital Corp.	80,000	8,079,200
PPL Corp. (B)	665,000	23,414,650
The Southern Company (B)	194,925	18,428,210
Xcel Energy, Inc. (B)	207,000	16,187,400
Gas utilities 3.8%
Spire, Inc. (A)(B)	235,000	18,767,100
UGI Corp. (A)(B)	455,000	16,434,600
Independent power and renewable electricity producers 0.6%
The AES Corp.	399,999	5,871,985
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities 18.3%
Algonquin Power & Utilities Corp.	2,145,700	$12,530,888
Ameren Corp. (B)	245,000	26,854,450
Black Hills Corp.	319,775	22,771,178
Dominion Energy, Inc. (B)	225,000	15,563,250
DTE Energy Company (B)	160,000	22,699,200
National Grid PLC, ADR (A)(B)	241,583	19,319,393
NiSource, Inc. (B)	325,000	14,439,750
Public Service Enterprise Group, Inc. (B)	265,000	20,320,200

Sempra (B)	188,924	16,729,220
Preferred securities 34.5% (23.7% of Total investments)		$322,231,764
(Cost $329,283,693)
Communication services 1.6%		14,797,176
Diversified telecommunication services 0.2%
AT&T, Inc., 4.750% (B)	125,000	2,143,750
AT&T, Inc., 5.000% (B)	4,075	73,921
Interactive media and services 0.4%
Alphabet, Inc., Series A, 6.250%	40,200	2,016,432
Alphabet, Inc., Series B, 6.250%	26,200	1,315,240
Wireless telecommunication services 1.0%
Array Digital Infrastructure, Inc., 5.500%	38,625	648,514
Array Digital Infrastructure, Inc., 6.250%	55,925	1,070,405
Telephone & Data Systems, Inc., 6.000%	290,107	5,541,044
Telephone & Data Systems, Inc., 6.625%	96,922	1,987,870
Energy 0.8%		7,201,645
Oil, gas and consumable fuels 0.8%
NGL Energy Partners LP, 11.286% (3 month CME Term SOFR + 7.475%) (C)	284,650	7,201,645
Financials 23.5%		219,726,163
Banks 15.0%
Banc of California, Inc., 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	125,000	3,155,000
Bank of America Corp., 5.000% (B)	124,650	2,440,647
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%) (B)	180,950	4,485,751
Citizens Financial Group, Inc., 7.375% (B)	406,650	10,499,703
Fifth Third Bancorp, 6.000% (B)	328,650	7,480,074
Fifth Third Bancorp, 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%) (B)	344,900	8,953,604
First Busey Corp., 8.250%	260,000	6,832,800
First Citizens BancShares, Inc., 6.625% (6.625% to 3-15-31, then 5 Year CMT + 2.830%)	208,200	5,167,524
First Horizon Corp., 6.750% (B)	361,425	8,909,126
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (B)	320,150	8,016,556
KeyCorp, 5.650% (B)	116,975	2,525,490
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (B)	164,050	4,161,949
M&T Bank Corp., 6.350% (B)	298,850	7,139,527
M&T Bank Corp., 6.625% (B)	255,000	6,318,900
M&T Bank Corp., 7.500% (B)	385,000	10,067,750
Pinnacle Financial Partners, Inc., 7.425% (3 month CME Term SOFR + 3.614%) (C)	46,150	1,168,518
Pinnacle Financial Partners, Inc., 8.397% (8.397% to 7-1-29, then 5 Year CMT + 4.127%)	337,150	8,920,989
Regions Financial Corp., 4.450% (B)	196,634	3,175,639
UMB Financial Corp., 7.750% (7.750% to 7-15-30, then 5 Year CMT + 3.743%) (B)	170,375	4,497,900
Wells Fargo & Company, 7.500%	9,000	10,670,760
WesBanco, Inc., 7.375% (7.375% to 10-1-30, then 5 Year CMT + 3.795%)	310,750	7,927,233
Wintrust Financial Corp., 7.875% (7.875% to 7-15-30, then 5 Year CMT + 3.878%) (B)	302,600	7,928,120
Capital markets 3.1%
Carlyle Finance LLC, 4.625% (B)	40,274	653,244
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	3

	Shares	Value
Financials (continued)
Capital markets (continued)
KKR & Company, Inc., 6.250%	254,370	$11,037,114
Morgan Stanley, 6.375% (B)	300,000	7,473,000
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%)	124,175	3,100,650
TPG Operating Group II LP, 6.950% (B)	292,175	6,690,808
Consumer finance 0.8%
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	300,825	7,797,384
Financial services 0.3%
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%)	91,850	2,332,072
Insurance 4.3%
American National Group, Inc., 7.375%	409,100	9,736,580
Aspen Insurance Holdings, Ltd., 7.000% (B)	267,325	6,356,989
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month CME Term SOFR + 4.515%)	355,787	8,503,309
F&G Annuities & Life, Inc., 7.300%	145,275	3,014,456
Lincoln National Corp., 9.000% (B)	272,925	7,207,949
The Allstate Corp., 7.375% (B)	207,525	5,379,048
Information technology 1.6%		14,733,998
Software 1.6%
Oracle Corp., 6.500%	145,350	6,087,258
Strategy, Inc., 10.000% (B)	149,365	8,646,740
Utilities 7.0%		65,772,782
Electric utilities 6.9%
Duke Energy Corp., 5.750% (B)	200,000	4,896,000
NextEra Energy, Inc., 7.234%	200,000	9,786,000
NextEra Energy, Inc., 7.375%	189,000	9,015,300
PG&E Corp., 6.000%	125,700	5,330,937
PPL Corp., 7.000%	253,000	11,885,940
SCE Trust VII, 7.500%	361,525	8,651,293
SCE Trust VIII, 6.950%	265,825	6,145,874
The Southern Company, 7.125%	183,750	9,123,188
Multi-utilities 0.1%
Sempra, 5.750% (B)	45,000	938,250

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 0.5% (0.3% of Total investments)				$4,480,775
(Cost $4,420,000)
U.S. Government Agency 0.5%				4,480,775
Farm Credit Bank of Texas
Bond (7.000% to 9-15-30, then 5 Year CMT + 3.010%) (D)	7.000	09-15-30	4,420,000	4,480,775

Corporate bonds 34.5% (23.8% of Total investments)				$322,885,071
(Cost $317,964,653)
Communication services 1.6%				15,381,808
Diversified telecommunication services 0.8%
Verizon Communications, Inc. (6.200% to 5-14-36, then 5 Year CMT + 2.042%) (A)(B)	6.200	05-14-56	7,725,000	7,560,106
Wireless telecommunication services 0.8%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%) (A)(B)	7.125	04-15-55	7,750,000	7,821,702
Energy 2.5%				23,156,431
Oil, gas and consumable fuels 2.5%
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (A)(B)(D)(E)	7.875	09-18-30	7,925,000	8,123,109
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (A)(B)(D)(E)	9.000	09-30-29	15,094,000	15,033,322
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 25.3%				$236,856,370
Banks 18.8%
Banco Santander SA (7.250% to 6-3-36, then 5 Year CMT + 2.837%) (D)	7.250	12-03-35	4,200,000	4,211,613
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (D)	9.625	05-21-33	5,600,000	6,517,918
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(D)	6.125	04-27-27	8,690,000	8,737,934
Bank of America Corp. (6.250% to 7-26-30, then 5 Year CMT + 2.351%) (D)	6.250	07-26-30	3,500,000	3,503,388
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (D)	6.625	05-01-30	9,381,000	9,576,069
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (D)	9.625	12-15-29	3,510,000	3,866,911
BNP Paribas SA (6.875% to 12-15-33, then 5 Year CMT + 2.853%) (D)(E)	6.875	12-15-33	4,244,000	4,203,631
BNP Paribas SA (7.200% to 4-17-36, then 5 Year CMT + 2.942%) (D)(E)	7.200	04-17-36	4,450,000	4,417,921
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%) (A)(B)	6.500	07-28-86	5,575,000	5,517,357
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (D)	6.625	02-15-31	4,925,000	4,947,355
Citigroup, Inc. (6.875% to 8-15-30, then 5 Year CMT + 2.890%) (D)	6.875	08-15-30	7,000,000	7,067,613
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (D)	6.950	02-15-30	5,200,000	5,245,880
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (D)	7.375	05-15-28	9,800,000	10,027,899
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (D)	7.625	11-15-28	11,955,000	12,406,803
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (C)(D)	7.015	10-06-26	11,000,000	10,998,422
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(D)	7.169	10-06-26	15,500,000	15,436,055
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (D)	6.450	10-01-27	5,000,000	4,978,511
CoBank ACB (6.750% to 7-1-31, then 5 Year CMT + 2.620%) (D)	6.750	07-01-31	5,400,000	5,430,047
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (D)	7.250	07-01-29	5,250,000	5,271,595
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (A)(B)(D)	7.000	12-15-30	7,290,000	7,324,628
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (A)(B)(D)	6.250	10-15-30	4,950,000	4,932,914
JPMorgan Chase & Co. (6.100% to 7-1-31, then 5 Year CMT + 2.080%) (D)	6.100	07-01-31	6,785,000	6,756,916
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(D)	6.875	06-01-29	7,820,000	8,074,267
Societe Generale SA (7.125% to 1-15-36, then 5 Year CMT + 2.946%) (A)(B)(D)(E)	7.125	07-15-35	5,675,000	5,599,626
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(E)	10.000	11-14-28	3,900,000	4,231,243
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (D)	7.625	09-15-28	6,424,000	6,720,937
Capital markets 4.2%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (D)	6.700	03-15-29	5,244,000	5,360,836
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (A)(B)(D)	6.300	03-20-30	6,444,000	6,561,674
The Charles Schwab Corp. (6.100% to 6-1-31, then 5 Year CMT + 2.250%) (D)	6.100	06-01-31	5,575,000	5,499,234
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (A)(B)(D)	7.500	02-10-29	7,493,000	7,766,697
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (A)(B)(D)	7.500	05-10-29	6,361,000	6,579,583
UBS Group AG (7.000% to 7-8-36, then 5 Year SOFR ICE Swap Rate + 3.321%) (A)(B)(D)(E)	7.000	01-08-36	7,565,000	7,523,996
Consumer finance 0.5%
Ally Financial, Inc. (7.100% to 8-15-31, then 5 Year CMT + 3.148%) (A)(B)(D)	7.100	08-15-31	4,700,000	4,726,715
Financial services 0.6%
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (A)(B)(D)	6.875	12-01-30	5,325,000	5,444,807
Insurance 1.2%
SBL Holdings, Inc. (9.508% to 5-13-30, then 5 Year CMT + 5.580%) (D)(E)	9.508	05-13-30	11,975,000	11,389,375
Real estate 0.1%				495,616
Residential REITs 0.1%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (D)(E)	9.500	03-30-30	493,000	495,616
Utilities 5.0%				46,994,846
Electric utilities 2.3%
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (D)(E)	10.250	03-15-28	11,825,000	12,629,526
TXNM Energy, Inc. (7.000% to 7-31-31, then 5 Year CMT + 3.254%) (A)(B)(E)	7.000	07-31-56	8,900,000	8,946,627
Gas utilities 0.4%
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	4,000,000	4,056,124
Independent power and renewable electricity producers 2.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%) (A)(B)	7.600	01-15-55	8,796,000	8,942,524
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (D)(E)	8.875	01-15-29	11,722,000	12,420,045

SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	5

	Yield (%)	Shares	Value
Short-term investments 0.5% (0.3% of Total investments)			$4,479,687
(Cost $4,479,669)
Short-term funds 0.5%			4,479,687
John Hancock Collateral Trust (F)	3.5672(G)	447,982	4,479,687

Total investments (Cost $1,076,397,283) 145.5%	$1,360,115,117
Other assets and liabilities, net (45.5%)	(425,025,132)
Total net assets 100.0%	$935,089,985

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-26, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $152,937,932.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-26 was $692,453,986.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $95,014,037 or 10.2% of the fund’s net assets as of 7-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(G)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of total investments on 7-31-26:
United States	88.7%
Canada	4.5%
United Kingdom	3.6%
France	1.4%
Other countries	1.8%
TOTAL	100.0%
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	52,200,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	$14,154	$14,154
								—	$14,154	$14,154

(a)	At 7-31-26, the overnight SOFR was 3.660%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$706,037,820	$706,037,820	—	—
Preferred securities	322,231,764	322,231,764	—	—
U.S. Government and Agency obligations	4,480,775	—	$4,480,775	—
Corporate bonds	322,885,071	—	322,885,071	—
Short-term investments	4,479,687	4,479,687	—	—
Total investments in securities	$1,360,115,117	$1,032,749,271	$327,365,846	—
Derivatives:
Assets
Swap contracts	$14,154	—	$14,154	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	447,982	$1,635,287	$179,744,963	$(176,898,792)	$(1,659)	$(112)	$151,599	—	$4,479,687
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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